Quarterly Holdings Report
for

Strategic Advisers® Growth Fund

Offered exclusively to certain clients of Strategic Advisers LLC - not available for sale to the general public

August 31, 2019

SGF-QTLY-1019
1.907407.109

Schedule of Investments August 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 50.8%
	Shares	Value
COMMUNICATION SERVICES - 6.1%
Entertainment - 0.4%
Electronic Arts, Inc. (a)	54,321	$5,088,791
Netflix, Inc. (a)	52,025	15,282,344
The Walt Disney Co.	159,395	21,878,558
		42,249,693
Interactive Media & Services - 5.0%
Alphabet, Inc.:
Class A (a)	114,640	136,482,359
Class C (a)	122,041	144,996,912
Facebook, Inc. Class A (a)	1,034,063	191,994,477
Twitter, Inc. (a)	378,877	16,159,104
		489,632,852
Media - 0.7%
Altice U.S.A., Inc. Class A (a)	389,765	11,256,413
Comcast Corp. Class A	1,147,960	50,808,710
Discovery Communications, Inc. Class A (a)	279,200	7,705,920
		69,771,043

TOTAL COMMUNICATION SERVICES		601,653,588

CONSUMER DISCRETIONARY - 8.1%
Auto Components - 0.1%
Lear Corp.	89,992	10,102,502
Hotels, Restaurants & Leisure - 2.1%
Chipotle Mexican Grill, Inc. (a)	9,631	8,074,823
Planet Fitness, Inc. (a)	206,183	14,558,582
Starbucks Corp.	1,337,181	129,118,197
Wyndham Destinations, Inc.	200,093	8,872,124
Yum China Holdings, Inc.	397,745	18,069,555
Yum! Brands, Inc.	239,274	27,942,418
		206,635,699
Household Durables - 0.2%
PulteGroup, Inc.	463,900	15,679,820
Toll Brothers, Inc.	120,052	4,344,682
		20,024,502
Internet & Direct Marketing Retail - 3.8%
Alibaba Group Holding Ltd. sponsored ADR (a)	408,290	71,462,999
Amazon.com, Inc. (a)	155,572	276,340,988
The Booking Holdings, Inc. (a)	10,393	20,436,899
		368,240,886
Multiline Retail - 0.3%
Target Corp.	271,244	29,033,958
Specialty Retail - 1.3%
Advance Auto Parts, Inc.	81,738	11,275,757
AutoZone, Inc. (a)	31,197	34,369,423
Best Buy Co., Inc.	93,415	5,945,865
Ross Stores, Inc.	182,080	19,302,301
The Home Depot, Inc.	259,498	59,142,189
		130,035,535
Textiles, Apparel & Luxury Goods - 0.3%
NIKE, Inc. Class B	202,659	17,124,686
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	353,361	11,187,409
		28,312,095

TOTAL CONSUMER DISCRETIONARY		792,385,177

CONSUMER STAPLES - 4.0%
Beverages - 1.3%
Keurig Dr. Pepper, Inc.	415,794	11,342,860
Monster Beverage Corp. (a)	778,108	45,651,596
PepsiCo, Inc.	146,841	20,077,570
The Coca-Cola Co.	952,273	52,413,106
		129,485,132
Food & Staples Retailing - 0.5%
Costco Wholesale Corp.	59,446	17,522,303
Walgreens Boots Alliance, Inc.	132,228	6,768,751
Walmart, Inc.	249,274	28,482,047
		52,773,101
Food Products - 0.8%
Danone SA sponsored ADR	2,220,216	39,675,260
General Mills, Inc.	240,820	12,956,116
Tyson Foods, Inc. Class A	299,049	27,823,519
		80,454,895
Household Products - 1.2%
Colgate-Palmolive Co.	356,173	26,410,228
Kimberly-Clark Corp.	152,249	21,483,856
Procter & Gamble Co.	540,453	64,978,664
		112,872,748
Tobacco - 0.2%
Altria Group, Inc.	103,125	4,510,688
Philip Morris International, Inc.	184,301	13,286,259
		17,796,947

TOTAL CONSUMER STAPLES		393,382,823

ENERGY - 0.2%
Energy Equipment & Services - 0.2%
Schlumberger Ltd.	499,756	16,207,087
Oil, Gas & Consumable Fuels - 0.0%
Equitrans Midstream Corp.	210,424	2,838,620

TOTAL ENERGY		19,045,707

FINANCIALS - 1.5%
Banks - 0.1%
Citigroup, Inc.	91,370	5,879,660
Capital Markets - 0.6%
Ameriprise Financial, Inc.	16,841	2,172,152
FactSet Research Systems, Inc.	90,904	24,734,069
SEI Investments Co.	508,853	29,264,136
TD Ameritrade Holding Corp.	116,001	5,151,604
		61,321,961
Consumer Finance - 0.4%
American Express Co.	132,676	15,970,210
Capital One Financial Corp.	178,161	15,432,306
Synchrony Financial	145,117	4,651,000
		36,053,516
Insurance - 0.4%
MetLife, Inc.	309,793	13,723,830
Progressive Corp.	384,631	29,155,030
		42,878,860

TOTAL FINANCIALS		146,133,997

HEALTH CARE - 6.6%
Biotechnology - 1.7%
AbbVie, Inc.	361,866	23,789,071
Amgen, Inc.	305,139	63,658,098
Biogen, Inc. (a)	68,760	15,110,010
Celgene Corp. (a)	203,758	19,723,774
Incyte Corp. (a)	19,558	1,600,236
Regeneron Pharmaceuticals, Inc. (a)	125,045	36,269,302
Vertex Pharmaceuticals, Inc. (a)	18,092	3,256,922
		163,407,413
Health Care Equipment & Supplies - 0.7%
Alcon, Inc. (a)	47,857	2,917,363
Boston Scientific Corp. (a)	296,176	12,655,600
IDEXX Laboratories, Inc. (a)	62,445	18,092,814
Stryker Corp.	39,800	8,782,268
The Cooper Companies, Inc.	44,748	13,860,693
Varian Medical Systems, Inc. (a)	148,740	15,756,028
		72,064,766
Health Care Providers & Services - 1.5%
AmerisourceBergen Corp.	21,360	1,757,287
Centene Corp. (a)	308,074	14,362,410
Cigna Corp.	45,365	6,984,849
HCA Holdings, Inc.	138,261	16,618,972
Laboratory Corp. of America Holdings (a)	64,600	10,824,376
McKesson Corp.	107,237	14,827,660
Molina Healthcare, Inc. (a)	60,379	7,866,176
UnitedHealth Group, Inc.	307,004	71,838,936
		145,080,666
Health Care Technology - 0.4%
Cerner Corp.	413,934	28,524,192
Veeva Systems, Inc. Class A (a)	89,400	14,337,972
		42,862,164
Life Sciences Tools & Services - 0.5%
Illumina, Inc. (a)	63,109	17,755,086
Thermo Fisher Scientific, Inc.	117,993	33,871,071
		51,626,157
Pharmaceuticals - 1.8%
Eli Lilly & Co.	306,714	34,649,481
Johnson & Johnson	166,875	21,420,075
Merck & Co., Inc.	714,040	61,743,039
Novartis AG sponsored ADR	239,286	21,562,061
Novo Nordisk A/S Series B sponsored ADR	700,368	36,496,176
		175,870,832

TOTAL HEALTH CARE		650,911,998

INDUSTRIALS - 3.5%
Aerospace & Defense - 0.9%
Lockheed Martin Corp.	5,253	2,017,730
Northrop Grumman Corp.	41,500	15,266,605
Spirit AeroSystems Holdings, Inc. Class A	19,705	1,588,223
The Boeing Co.	144,358	52,559,304
United Technologies Corp.	117,700	15,329,248
		86,761,110
Air Freight & Logistics - 0.4%
Expeditors International of Washington, Inc.	490,628	34,883,651
Airlines - 0.5%
Delta Air Lines, Inc.	424,636	24,569,439
United Continental Holdings, Inc. (a)	296,239	24,975,910
		49,545,349
Commercial Services & Supplies - 0.1%
Waste Management, Inc.	46,509	5,550,849
Electrical Equipment - 0.0%
Eaton Corp. PLC	38,712	3,124,833
Machinery - 1.0%
AGCO Corp.	204,116	14,108,498
Allison Transmission Holdings, Inc.	130,783	5,810,689
Cummins, Inc.	96,172	14,355,594
Deere & Co.	210,889	32,668,815
Illinois Tool Works, Inc.	34,834	5,220,223
Ingersoll-Rand PLC	213,910	25,902,362
		98,066,181
Road & Rail - 0.4%
Union Pacific Corp.	253,119	40,995,153
Trading Companies & Distributors - 0.2%
HD Supply Holdings, Inc. (a)	114,899	4,470,720
United Rentals, Inc. (a)	129,583	14,585,862
		19,056,582

TOTAL INDUSTRIALS		337,983,708

INFORMATION TECHNOLOGY - 19.4%
Communications Equipment - 1.0%
Cisco Systems, Inc.	2,172,331	101,686,814
Electronic Equipment & Components - 0.1%
Keysight Technologies, Inc. (a)	82,534	7,994,243
IT Services - 6.1%
Accenture PLC Class A	132,071	26,172,510
Automatic Data Processing, Inc.	81,673	13,871,342
Booz Allen Hamilton Holding Corp. Class A	160,500	12,119,355
Euronet Worldwide, Inc. (a)	71,900	11,010,766
Fidelity National Information Services, Inc.	319,684	43,547,382
Fiserv, Inc. (a)	446,304	47,727,750
FleetCor Technologies, Inc. (a)	74,147	22,125,465
Global Payments, Inc.	118,541	19,675,435
Leidos Holdings, Inc.	112,275	9,808,344
MasterCard, Inc. Class A	424,545	119,454,227
Okta, Inc. (a)	129,896	16,431,844
PayPal Holdings, Inc. (a)	366,311	39,946,215
VeriSign, Inc. (a)	79,123	16,129,224
Visa, Inc. Class A	1,120,279	202,568,849
WEX, Inc. (a)	7,743	1,583,831
		602,172,539
Semiconductors & Semiconductor Equipment - 2.5%
Applied Materials, Inc.	394,389	18,938,560
Broadcom, Inc.	105,257	29,749,838
Intel Corp.	201,595	9,557,619
KLA-Tencor Corp.	121,510	17,971,329
Lam Research Corp.	21,197	4,462,180
Micron Technology, Inc. (a)	249,217	11,282,054
NVIDIA Corp.	180,360	30,212,104
Qualcomm, Inc.	553,039	43,009,843
Teradyne, Inc.	360,100	19,074,497
Texas Instruments, Inc.	345,579	42,765,401
Xilinx, Inc.	152,271	15,845,320
		242,868,745
Software - 7.4%
Adobe, Inc. (a)	302,021	85,927,995
Atlassian Corp. PLC (a)	28,327	3,810,265
Autodesk, Inc. (a)	349,880	49,969,862
Cadence Design Systems, Inc. (a)	81,275	5,565,712
Microsoft Corp.	2,663,813	367,233,260
Oracle Corp.	1,300,620	67,710,277
Paycom Software, Inc. (a)	20,896	5,226,508
RingCentral, Inc. (a)	61,741	8,713,507
Salesforce.com, Inc. (a)	313,927	48,994,587
ServiceNow, Inc. (a)	75,346	19,728,597
SS&C Technologies Holdings, Inc.	215,601	10,049,163
SurveyMonkey	11	184
Synopsys, Inc. (a)	270,744	38,394,207
Workday, Inc. Class A (a)	68,000	12,055,040
Zscaler, Inc. (a)	37,051	2,546,886
		725,926,050
Technology Hardware, Storage & Peripherals - 2.3%
Apple, Inc.	1,075,106	224,417,626
Western Digital Corp.	55,454	3,175,851
		227,593,477

TOTAL INFORMATION TECHNOLOGY		1,908,241,868

MATERIALS - 0.1%
Chemicals - 0.1%
Eastman Chemical Co.	140,162	9,162,390
REAL ESTATE - 1.1%
Equity Real Estate Investment Trusts (REITs) - 0.9%
American Tower Corp.	189,319	43,579,341
Medical Properties Trust, Inc.	574,616	10,682,111
Omega Healthcare Investors, Inc.	255,720	10,402,690
Realty Income Corp.	120,557	8,898,312
Welltower, Inc.	132,662	11,881,209
		85,443,663
Real Estate Management & Development - 0.2%
CBRE Group, Inc. (a)	438,837	22,938,010

TOTAL REAL ESTATE		108,381,673

UTILITIES - 0.2%
Independent Power and Renewable Electricity Producers - 0.2%
NRG Energy, Inc.	353,354	12,862,086
The AES Corp.	685,423	10,507,535
		23,369,621
TOTAL COMMON STOCKS
(Cost $2,703,046,423)		4,990,652,550

Convertible Preferred Stocks - 0.1%
CONSUMER DISCRETIONARY - 0.1%
Diversified Consumer Services - 0.1%
Airbnb, Inc. Series D (a)(b)(c)
(Cost $4,024,850)	98,859	9,875,026

Equity Funds - 48.7%
Large Blend Funds - 0.9%
Fidelity SAI U.S. Large Cap Index Fund (d)	5,750,251	91,026,470
Large Growth Funds - 44.8%
Fidelity Contrafund (d)	42,343,596	553,007,360
Fidelity Growth Company Fund (d)	125,706,271	2,472,642,350
Fidelity SAI U.S. Momentum Index Fund (d)	27,041,376	376,956,779
Fidelity SAI U.S. Quality Index Fund (d)	66,228,555	999,388,888

TOTAL LARGE GROWTH FUNDS		4,401,995,377

Mid-Cap Growth Funds - 3.0%
Janus Henderson Enterprise Fund	2,109,730	290,087,914
TOTAL EQUITY FUNDS
(Cost $3,356,575,209)		4,783,109,761

Money Market Funds - 0.5%
Fidelity Securities Lending Cash Central Fund 2.13% (e)(f)	17,059,284	17,060,990
Invesco Government & Agency Portfolio Institutional Class 2.02% (g)	38,894,159	38,894,159
TOTAL MONEY MARKET FUNDS
(Cost $55,955,149)		55,955,149
TOTAL INVESTMENT IN SECURITIES - 100.1%
(Cost $6,119,601,631)		9,839,592,486
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(12,896,948)
NET ASSETS - 100%		$9,826,695,538

Legend

 (a) Non-income producing

 (b) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $9,875,026 or 0.1% of net assets.

 (c) Level 3 security

 (d) Affiliated Fund

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

 (g) The rate quoted is the annualized seven-day yield of the fund at period end.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Airbnb, Inc. Series D	4/16/14	$4,024,850

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Securities Lending Cash Central Fund	$7,412
Total	$7,412

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Contrafund	$523,366,843	$--	$--	$--	$--	$29,640,517	$553,007,360
Fidelity Growth Company Fund	2,301,681,826	--	--	--	--	170,960,524	2,472,642,350
Fidelity SAI U.S. Large Cap Index Fund	25,922,833	354,195,138	297,543,622	--	4,771,892	3,680,229	91,026,470
Fidelity SAI U.S. Momentum Index Fund	466,705,072	--	125,000,000	--	(613,656)	35,865,363	376,956,779
Fidelity SAI U.S. Quality Index Fund	979,028,121	--	50,000,000	--	14,332,419	56,028,348	999,388,888
Total	$4,296,704,695	$354,195,138	$472,543,622	$--	$18,490,655	$296,174,981	$4,493,021,847

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

If an unaffiliated Underlying Fund's net asset value is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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